INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
INCOME PER SHARE
Schedule of basic and diluted income per share

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Net income	802,566	2,514,591	1,186,345
Less: Net income attributable to non-controlling interests	(1,663)	(17,368)	(15,196)
Add: Net loss attributable to redeemable non-controlling interests	—	18,891	—
Less: accretion to redemption value of convertible redeemable preferred shares	(43,330)	(62,000)	(20,082)
Less: accretion to redemption value of redeemable non-controlling interests	—	(18,891)	—
Less: cumulative undeclared dividends on convertible redeemable preferred shares	(32,081)	(51,032)	(15,702)
Less: Net income attributable to preferred shareholders based on their participating rights	(198,548)	(949,041)	(116,785)
Net earnings available for distribution – basic	526,944	1,435,150	1,018,580
Reversal of accretion on redemption value of Series A and Series B convertible redeemable preferred shares	34,484	—	—
Reversal and reallocation of net income attributable to preferred shareholders	199,331	—	—
Net earnings available for distribution – diluted	760,759	1,435,150	1,018,580
Denominator:
Denominator for basic income per share calculation	104,465,049	100,628,189	162,470,727
Effects of dilutive securities − convertible redeemable preferred shares	48,266,743	—	—
Effects of dilutive securities − outstanding share options and RSUs	—	—	2,243,939
Denominator for diluted income per share calculation	152,731,792	100,628,189	164,714,666
Basic income per share	5.04	14.26	6.27
Dilutive income per share	4.98	14.26	6.18